VOYA EQUITY TRUST

Voya Large Cap Value Fund

Voya Large-Cap Growth Fund

Voya MidCap Opportunities Fund

Voya Multi-Manager Mid Cap Value Fund

Voya Real Estate Fund

Voya SmallCap Opportunities Fund

Voya SMID Cap Growth Fund

Voya U.S. High Dividend Low Volatility Fund

VOYA FUNDS TRUST

Voya Floating Rate Fund

Voya GNMA Income Fund

Voya High Yield Bond Fund

Voya Intermediate Bond Fund

Voya Short Term Bond Fund

Voya Strategic Income Opportunities Fund

VOYA MUTUAL FUNDS

Voya CBRE Global Infrastructure Fund

Voya CBRE Long/Short Fund

Voya Diversified Emerging Markets Debt Fund

Voya Global Bond Fund

Voya Global Corporate Leaders® 100 Fund

Voya Global Equity Dividend Fund

Voya Global Equity Fund

Voya Global Perspectives Fund

Voya Global Real Estate Fund

Voya International High Dividend Low Volatility Fund

Voya International Real Estate Fund

Voya Multi-Manager Emerging Markets Equity Fund

Voya Multi-Manager International Equity Fund

Voya Multi-Manager International Factors Fund

Voya Multi-Manager International Small Cap Fund

Voya Russia Fund

VOYA SENIOR INCOME FUND

Voya Senior Income Fund

VOYA SEPARATE PORTFOLIOS TRUST

Voya Emerging Markets Corporate Debt Fund

Voya Emerging Markets Hard Currency Debt Fund

Voya Emerging Markets Local Currency Debt Fund

Voya Investment Grade Credit Fund

Voya Securitized Credit Fund

Voya Target In-Retirement Fund

Voya Target Retirement 2020 Fund

Voya Target Retirement 2025 Fund

Voya Target Retirement 2030 Fund

Voya Target Retirement 2035 Fund

Voya Target Retirement 2040 Fund

Voya Target Retirement 2045 Fund

Voya Target Retirement 2050 Fund

Voya Target Retirement 2055 Fund

Voya Target Retirement 2060 Fund

VOYA SERIES FUND, INC.

Voya Corporate Leaders® 100 Fund

Voya Global Multi-Asset Fund

Voya Global Target Payment Fund

Voya Government Money Market Fund

Voya Mid Cap Research Enhanced Index Fund

Voya Small Company Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated February 1, 2019

to the Funds’ current Class I shares Prospectuses

On January 25, 2019, the Funds’ Board of Directors/Trustees (the “Board”) approved revisions to the investor eligibility requirements for Class I shares. Effective February 1, 2019, Class I shares may be purchased by employees of Voya Investment Management Co. LLC (“Voya IM”) who participate in Voya IM’s notional bonus program. In addition, the Board also approved elimination of the Class I shares’ minimum initial investment/account size requirement for these Voya IM employees. Effective February 1, 2019, the Funds’ Prospectuses are revised to reflect these revisions.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE